Export Sales	12 Months Ended
Jul. 02, 2017
Segment Reporting [Abstract]
Export Sales

EXPORT SALES

Total export sales, sales from the United States to locations outside of the United States, are summarized as follows (thousands of dollars and percent of total net sales):

			Years Ended
	July 2, 2017		July 3, 2016		June 28, 2015
	Net Sales	%	Net Sales %		Net Sales	%
Export sales	$160,275	38%	$152,728	38%	$141,584	34%

Countries for which customer sales account for ten percent or more of total net sales are summarized as follows (thousands of dollars and percent of total net sales):

			Years Ended
	July 2, 2017		July 3, 2016		June 28, 2015
	Net Sales	%	Net Sales %		Net Sales	%
Export sales into Canada	$73,481	18%	$74,310	19%	$60,987	15%